Note 13 - Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets At Fair Value Through Other Comprehensive Income Abstract
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income Explanatory
Financial assets designated at fair value through other comprehensive income (Millions of euros)
	Notes	2018	2017	2016
Debt securities	7.3.2	53,737	66,273	74,739
Impairment losses		(28)	(21)	(159)
Subtotal		53,709	66,251	74,580
Equity instruments	7.3.2	2,595	4,488	4,814
Impairment losses		-	(1,264)	(174)
Subtotal		2,595	3,224	4,641
Loans and advances to credit entities		33	-	-
Total		56,337	69,476	79,221

Financial Assets At Fair Value Through Other Comprehensive Income Debt Securities
Financial assets designated at fair value through other comprehensive income: Debt Securities. December 2018 (Millions of euros)
	Amortized Cost (*)	Unrealized Gains	Unrealized Losses	Book Value
Domestic Debt Securities
Spanish Government and other general governments agencies debt securities	17,205	661	(9)	17,857
Other debt securities	1,597	100	(1)	1,696
Issued by credit institutions	793	63	-	855
Issued by other issuers	804	37	(1)	841
Subtotal	18,802	761	(10)	19,553
Foreign Debt Securities
Mexico	6,299	6	(142)	6,163
Mexican Government and other general governments agencies debt securities	5,286	4	(121)	5,169
Other debt securities	1,013	2	(21)	994
Issued by credit institutions	35	-	(1)	34
Issued by other issuers	978	2	(20)	961
The United States	14,507	47	(217)	14,338
Government securities	11,227	37	(135)	11,130
US Treasury and other US Government agencies	7,285	29	(56)	7,258
States and political subdivisions	3,942	8	(79)	3,872
Other debt securities	3,280	10	(82)	3,208
Issued by credit institutions	49	1	-	50
Issued by other issuers	3,231	9	(82)	3,158
Turkey	4,164	20	(269)	3,916
Turkey Government and other general governments agencies debt securities	4,007	20	(256)	3,771
Other debt securities	157	-	(13)	145
Issued by credit institutions	157	-	(13)	145
Other countries	9,551	319	(130)	9,740
Other foreign governments and other general governments agencies debt securities	4,510	173	(82)	4,601
Other debt securities	5,041	146	(48)	5,139
Issued by Central Banks	987	2	(4)	986
Issued by credit institutions	1,856	111	(20)	1,947
Issued by other issuers	2,197	33	(25)	2,206
Subtotal	34,521	392	(758)	34,157
Total	53,323	1,153	(768)	53,709

(*) The amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.

Available-for-sale financial assets: Debt Securities. December 2017 (Millions of euros)
	Amortized Cost (*)	Unrealized Gains	Unrealized Losses	Book Value
Domestic Debt Securities
Spanish Government and other general governments agencies debt securities	22,765	791	(17)	23,539
Other debt securities	1,951	114	-	2,066
Issued by credit institutions	891	72	-	962
Issued by other issuers	1,061	43	-	1,103
Subtotal	24,716	906	(17)	25,605
Foreign Debt Securities
Mexico	9,755	45	(142)	9,658
Mexican Government and other general governments agencies debt securities	8,101	34	(120)	8,015
Other debt securities	1,654	11	(22)	1,643
Issued by credit institutions	212	1	(3)	209
Issued by other issuers	1,442	10	(19)	1,434
The United States	12,479	36	(198)	12,317
Government securities	8,625	8	(133)	8,500
US Treasury and other US Government agencies	3,052	-	(34)	3,018
States and political subdivisions	5,573	8	(99)	5,482
Other debt securities	3,854	28	(65)	3,817
Issued by credit institutions	56	1	-	57
Issued by other issuers	3,798	26	(65)	3,759
Turkey	5,052	48	(115)	4,985
Turkey Government and other general governments agencies debt securities	5,033	48	(114)	4,967
Other debt securities	19	1	(1)	19
Issued by credit institutions	19	-	(1)	19
Other countries	13,271	533	(117)	13,687
Other foreign governments and other general governments agencies debt securities	6,774	325	(77)	7,022
Other debt securities	6,497	208	(40)	6,664
Issued by Central Banks	1,330	2	(1)	1,331
Issued by credit institutions	2,535	139	(19)	2,654
Issued by other issuers	2,632	66	(19)	2,679
Subtotal	40,557	661	(572)	40,647
Total	65,273	1,567	(589)	66,251

(*) The amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.

Available-for-sale financial assets: Debt Securities. December 2016 (Millions of euros)
	Amortized Cost (*)	Unrealized Gains	Unrealized Losses	Book Value
Domestic Debt Securities
Spanish Government and other general governments agencies debt securities	22,427	711	(18)	23,119
Other debt securities	2,305	117	(1)	2,421
Issued by credit institutions	986	82	-	1,067
Issued by other issuers	1,319	36	(1)	1,354
Subtotal	24,731	828	(19)	25,540
Foreign Debt Securities
Mexico	11,525	19	(343)	11,200
Mexican Government and other general governments agencies debt securities	9,728	11	(301)	9,438
Other debt securities	1,797	8	(42)	1,763
Issued by credit institutions	86	2	(1)	87
Issued by other issuers	1,710	6	(41)	1,675
The United States	14,256	48	(261)	14,043
Government securities	8,460	9	(131)	8,337
US Treasury and other US Government agencies	1,702	1	(19)	1,683
States and political subdivisions	6,758	8	(112)	6,654
Other debt securities	5,797	39	(130)	5,706
Issued by credit institutions	95	2	-	97
Issued by other issuers	5,702	37	(130)	5,609
Turkey	5,550	73	(180)	5,443
Turkey Government and other general governments agencies debt securities	5,055	70	(164)	4,961
Other debt securities	495	2	(16)	482
Issued by credit institutions	448	2	(15)	436
Issued by other issuers	47	-	(1)	46
Other countries	17,923	634	(203)	18,354
Other foreign governments and other general government agencies debt securities	7,882	373	(98)	8,156
Other debt securities	10,041	261	(105)	10,197
Issued by Central Banks	1,657	4	(2)	1,659
Issued by credit institutions	3,269	96	(54)	3,311
Issued by other issuers	5,115	161	(49)	5,227
Subtotal	49,253	773	(987)	49,040
Total	73,985	1,601	(1,006)	74,580

(*) The amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.

Financial Assets At Fair Value Through Other Comprehensive Income Debt Securities By Rating
Debt Securities by Rating
	December 2018		December 2017		December 2016
	Fair Value(Millions of Euros)%		Fair Value(Millions of Euros)%		Fair Value(Millions of Euros)%
AAA	531	1.0%	687	1.0%	4,922	6.6%
AA+	13,100	24.4%	10,738	16.2%	11,172	15.0%
AA	222	0.4%	507	0.8%	594	0.8%
AA-	409	0.8%	291	0.4%	575	0.8%
A+	632	1.2%	664	1.0%	1,230	1.6%
A	687	1.3%	683	1.0%	7,442	10.0%
A-	18,426	34.3%	1,330	2.0%	1,719	2.3%
BBB+	9,195	17.1%	35,175	53.1%	29,569	39.6%
BBB	4,607	8.6%	7,958	12.0%	3,233	4.3%
BBB-	1,003	1.9%	5,583	8.4%	6,809	9.1%
BB+ or below	4,453	8.3%	1,564	2.4%	2,055	2.8%
Without rating	445	0.8%	1,071	1.6%	5,261	7.1%
Total	53,709	100%	66,251	100.0%	74,580	100.0%

Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments
Financial assets designated at fair value through other comprehensive income: Equity Instruments. December 2018 (Millions of euros)
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Equity instruments listed
Listed Spanish company shares	2,172	-	(210)	1,962
Other entities	2,172	-	(210)	1,962
Listed foreign company shares	90	43	(12)	121
United States	20	17	-	37
Mexico	1	25	-	26
Turkey	3	-	(1)	2
Other countries	66	1	(11)	56
Subtotal	2,262	43	(222)	2,083
Unlisted Spanish company shares	6	1	-	7
Other entities	6	1	-	7
Unlisted foreign companies shares	453	54	(1)	506
United States	388	23	-	411
Turkey	6	4	-	10
Other countries	59	27	(1)	85
Subtotal	459	55	(1)	513
Total	2,721	98	(223)	2,595

Available-for-sale financial assets: Equity Securities. December 2017 (Millions of euros)
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Equity instruments listed
Listed Spanish company shares	2,189	-	(1)	2,188
Other entities	2,189	-	(1)	2,188
Listed foreign company shares	215	33	(7)	241
United States	11	-	-	11
Mexico	8	25	-	33
Turkey	4	1	-	5
Other countries	192	7	(7)	192
Subtotal	2,404	33	(8)	2,429
Unlisted equity instruments
Unlisted Spanish company shares	33	29	-	62
Credit institutions	4	-	-	4
Other entities	29	29	-	58
Unlisted foreign companies shares	665	77	(8)	734
United States	498	40	(6)	532
Mexico	1	-	-	1
Turkey	15	6	(2)	19
Other countries	151	31	-	182
Subtotal	698	106	(8)	796
Total	3,102	139	(16)	3,224

Available-for-sale financial assets: Equity Securities. December 2016 (Millions of euros)
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Equity instruments listed
Listed Spanish company shares	3,690	17	(944)	2,763
Other entities	3,690	17	(944)	2,763
Listed foreign company shares	793	289	(15)	1,066
United States	16	22	-	38
Mexico	8	33	-	41
Turkey	5	1	-	6
Other countries	763	234	(15)	981
Subtotal	4,483	306	(960)	3,829
Unlisted equity instruments
Unlisted Spanish company shares	57	2	(1)	59
Credit institutions	4	-	-	4
Other entities	53	2	(1)	55
Unlisted foreign companies shares	708	46	(2)	752
United States	537	13	-	550
Mexico	1	-	-	1
Turkey	18	7	(2)	24
Other countries	152	26	-	178
Subtotal	766	48	(3)	811
Total	5,248	355	(962)	4,641

Accumulated other comprehensive income items that may be reclassified to profit or loss available for sale financial assets
Accumulated other comprehensive income-Items that may be reclassified to profit or loss - Financial assets at fair value through other comprehensive income (Millions of euros)
	Notes	2018
Balance at the beginning		1,557
Effect of changes in accounting policies (IFRS 9)		(58)
Valuation gains and losses		(640)
Amounts transferred to income		(137)
Income tax		221
Balance at the end	30	943

Accumulated other comprehensive income-Items that may be reclassified to profit or loss - Financial assets at fair value through other comprehensive income (Millions of euros)
	Notes	2018
Balance at the beginning		84
Effect of changes in accounting policies (IFRS 9)		(40)
Valuation gains and losses		(174)
Income tax		(25)
Balance at the end	30	(155)

Accumulated other comprehensive income-Items that may be reclassified to profit or loss - Available-for-Sale Financial Assets (Millions of euros)
	Notes	2017	2016
Balance at the beginning		947	1,674
Valuation gains and losses		321	400
Amounts transferred to income		356	(1,181)
Other reclassifications		(10)	116
Income tax		27	(62)
Balance at the end	30	1,641	947
Debt securities		1,557	1,629
Equity instruments		84	(682)